Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2016 USD ($)
220 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 220,000,000
35 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	35,000,000
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	140,000,000
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	117,000,000
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	117,000,000
172.5 Million Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Debt instrument face amount	172,500,000
77.5 Million Loan Facility [Member] | Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	77,500,000
74.5 Million Secured Loan Facility [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	74,500,000
25 Million Seller's Credit and Seller's Loan [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 25,000,000